28. Segment information (Details - Long-lived assets) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 50,428	$ 39,970
GREECE
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	18,121	2,637
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	16,556	16,368
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,950	9,038
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2	0
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,657	9,642
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,190	2,285
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,952	$ 0